ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Change in fair value on equity investments designated as FVTOCI	$ (35,128)	$ (37,508)
Share of other comprehensive income in associate	679	281
Currency translation adjustment	(7,415)	11,352
Balance, end of the year	$ (41,864)	$ (25,875)